Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 Segment Customer	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of customers amounting 10% or more of revenues | Customer	0
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Argentina [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	26.00%	27.00%	32.00%
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	29.00%	28.00%	30.00%
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Uruguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	28.00%	27.00%	19.00%